Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 13, 2024	Dec. 31, 2023	Dec. 13, 2023
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Goodwill	$ 44,130		$ 44,928
Gravitas Education Holdings, Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents	16,138
Accounts receivable, net	1,464
Prepaid expenses and other current assets	2,130
Current tax assets	282
Amounts due from related parties	46
Inventories	141
Operating lease right-of-use assets	4,860
Property and equipment, net	4,773
Other non-current assets	2,226
Intangible assets	7,750	$ 7,750
Total Assets	39,810
Accrued expenses and other current liabilities	(5,604)
Operating lease liabilities - current	(2,903)
Operating lease liabilities - non-current	(1,957)
Contract liabilities - current	(1,730)
Income tax payable	(382)
Other non-current liabilities	(3,977)
Deferred tax liability	(1,317)
Total Liabilities	(17,870)
Total identifiable net assets at fair value	21,940
Goodwill	2,763
Non-controlling interest	(1,855)
Purchase consideration transferred	22,848
Gravitas Education Holdings, Inc. | As Previously Reported
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents				$ 16,138
Accounts receivable, net				1,464
Prepaid expenses and other current assets				902
Current tax assets				282
Amounts due from related parties				46
Inventories				141
Operating lease right-of-use assets				5,398
Property and equipment, net				4,773
Other non-current assets				2,226
Intangible assets				7,750
Total Assets				39,120
Accrued expenses and other current liabilities				(5,496)
Operating lease liabilities - current				(2,903)
Operating lease liabilities - non-current				(2,603)
Contract liabilities - current				(1,730)
Income tax payable				(382)
Other non-current liabilities				(3,977)
Deferred tax liability				(1,317)
Total Liabilities				(18,408)
Total identifiable net assets at fair value				20,712
Goodwill				3,991
Non-controlling interest				(1,855)
Purchase consideration transferred				$ 22,848
Gravitas Education Holdings, Inc. | Measurement Period Adjustments
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents	0
Accounts receivable, net	0
Prepaid expenses and other current assets	1,228
Current tax assets	0
Amounts due from related parties	0
Inventories	0
Operating lease right-of-use assets	(538)
Property and equipment, net	0
Other non-current assets	0
Intangible assets	0
Total Assets	690
Accrued expenses and other current liabilities	(108)
Operating lease liabilities - current	0
Operating lease liabilities - non-current	646
Contract liabilities - current	0
Income tax payable	0
Other non-current liabilities	0
Deferred tax liability	0
Total Liabilities	538
Total identifiable net assets at fair value	1,228
Goodwill	(1,228)
Non-controlling interest	0
Purchase consideration transferred	$ 0